Long-Term Equity Investments	12 Months Ended
Dec. 31, 2018
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Long-Term Equity Investments
16.	Long-Term Equity Investments

	December 31	December 31
(in thousands)	2018	2017

Common shares held	$164,753	$95,608

Warrants held	-	124

Total	$164,753	$95,732

Common Shares Held

	December 31, 2018
(in thousands)	Shares Owned	Percentage of Outstanding Shares Owned	Fair Value	Fair Value Adjustment Gains (Losses) Included in OCI	Realized Gain on Disposal

Bear Creek	13,264,305	13%	$10,112	$(11,247)	$-

Sabina	11,700,000	4%	10,549	(10,622)	-

Arizona Mining	n.a.	n.a.	-	20,153	34,061

First Majestic	20,914,590	11%	123,187	(27,813)	-

Other			20,905	(10,456)	-

Total common shares held			$164,753	$(39,985)	$34,061

	December 31, 2017
(in thousands)	Shares Owned	Percentage of Outstanding Shares Owned	Fair Value	Fair Value Adjustment Gains (Losses) Included in OCI

Bear Creek	13,264,305	13%	$21,358	$(1,859)

Sabina	11,700,000	5%	21,171	12,631

Arizona Mining	10,000,000	3%	27,581	9,333

Other			25,498	(1,553)

Total common shares held			$95,608	$18,552

Warrants Held

	December 31, 2018
(in thousands)	Fair Value	Fair Value Adjustment Losses Included in Net Earnings

Warrants held - Kutcho	$-	$(124)

	December 31, 2017
(in thousands)	Fair Value	Fair Value Adjustment Losses Included in Net Earnings

Warrants held - Kutcho	$124	$(6)

The Company’s long-term investments in common shares (“LTI’s”) are held for long-term strategic purposes and not for trading purposes. As such, the Company has elected to reflect any fair value adjustments, net of tax, as a component of other comprehensive income (“OCI”). The cumulative gain or loss will not be reclassified to net earnings on disposal of these long-term investments.

While long-term investments in warrants are also held for long-term strategic purposes, they meet the definition of a derivative and therefore are classified as financial assets with fair value adjustments being recorded as a component of net earnings under the classification Other (Income) Expense. Warrants that do not have a quoted market price are valued using a Black-Scholes option pricing model.

By holding these long-term investments, the Company is inherently exposed to various risk factors including currency risk, market price risk and liquidity risk.

Acquisitions of Long-Term Investments

On March 29, 2017, the Company amended its PMPA with Alexco to adjust the silver production payment so that it will be a percentage of the spot silver price that increases with lower mill silver head grades and lower silver prices, and decreases with higher mill silver head grades and higher silver prices, subject to certain ceiling and floor grades and prices. In addition, the outside completion date was extended to December 31, 2019 and the area of interest was expanded to include properties currently owned by Alexco and properties acquired by Alexco in the future which fall within a one kilometer radius of existing Alexco holdings in the Keno Hill Silver District. As consideration, on April 10, 2017 Alexco issued 3 million shares to Wheaton which had a fair value of $5 million.

In October 2017, Capstone Mining Corp. (“Capstone”) issued 6.8 million shares to Wheaton with a value of $8 million as consideration for certain agreements made between the Company and Capstone, including amendments to the Minto PMPA (the “Minto PMPA Amendment”), with the primary modification being to increase the production payment per ounce of gold delivered to Wheaton over the current fixed price in periods where the market price of copper is lower than $2.50 per pound.

In connection with the termination of the San Dimas SPA (Note 10), on May 10, 2018, the Company received 20,914,590 First Majestic common shares with a fair value of $151 million[1].

On April 25, 2018, the Company invested $1 million by participating in a private placement undertaken by Tradewind Markets, Inc.

On July 17, 2018, the Company acquired 7,093,392 common shares of Adventus Zinc Corporation (“Adventus”) in a private placement transaction, for total consideration of $5 million (Cdn$6 million), representing 9.99% of Adventus’ issued and outstanding common shares. Concurrently, the Company paid an additional Cdn$1 million to acquire a right of first refusal on any new streaming or royalty transactions on precious metals on the Adventus existing properties in Ecuador and a right of first offer on any subsequently acquired properties in Ecuador (the “Adventus ROFR”).

The shares of Keno Hill, Capstone, Tradewind and Adventus have been classified as part of the Other long-term investments in these financial statements, while the Adventus ROFR has been classified as a component of Other non-current assets on the balance sheet.

Disposal of Long-Term Investments

On August 10, 2018, South32 Limited announced that it had completed its acquisition of all the issued and outstanding common shares of Arizona Mining Inc. (“Arizona Mining”), which resulted in a disposition of the Company’s investment in Arizona Mining for total proceeds of $48 million (Cdn$62 million), and a realized gain of $34 million.